Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone (215) 564-8000 Fax (215) 564-8120 www.stradley.com

Gino E. Malaspina gmalaspina@stradley.com 215.564.8080

1933 Act Rule 485(a)(2) 1933 Act File No. 333-146680 1940 Act File No. 811-22132

June 1, 2009

VIA EDGAR Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549 Re: Aberdeen Funds File Nos. 333-146680 and 811-22132

 Ladies and Gentlemen:

     Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 13 (the “Amendment”) to the Registration Statement of Aberdeen Funds (the “Trust”). The purpose of this Amendment is to add the new Aberdeen Emerging Markets Institutional Fund (the “Fund”). The Amendment is proposed to go effective 75 days after filing on August 15, 2009.

     The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) making other non-material changes to the prospectus and the statement of additional information relating to the Fund.

     As noted on the facing sheet, the Amendment relates only to the Aberdeen Emerging Markets Institutional Fund, and the Amendment does not affect the prospectuses and statements of additional information of the Trust’s other series.

     Please direct questions or comments relating to this filing to me at the above-referenced telephone number or to Kenneth L. Greenberg (215) 564-8149 in my absence.

Sincerely, /s/ Gino E. Malaspina Gino E. Malaspina, Esq.